KEYSTONE XL - Narrative (Details) $ in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Jan. 08, 2021 CAD ($)	Jan. 08, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Jan. 31, 2021 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Jun. 30, 2021 USD ($)	Jan. 04, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net					$ 80,569	$ 75,940
Proceeds from sales of assets, net of transaction costs					33	0	$ 35
Goodwill, expected tax deductible amount					0	91	0
Class A interests issued									$ 1,033
Repurchase of Class A Interests					0	0	633
Keystone XL project-level facility retirement and issuance of Class C interests, before taxes							937
Keystone XL project-level credit facility retirement and issuance of Class C Interests (Note 7)							737
Payments to noncontrolling interests					49	43	16
Additional Paid-In Capital
Property, Plant and Equipment [Line Items]
Aggregate transaction value							(394)
Keystone XL project-level credit facility retirement and issuance of Class C Interests (Note 7)							737
Class C Interests
Property, Plant and Equipment [Line Items]
Stock issued during period					32
Class C Interests | Government of Alberta
Property, Plant and Equipment [Line Items]
Payments to noncontrolling interests					49	43	16
Class C Interests | Government of Alberta | Additional Paid-In Capital
Property, Plant and Equipment [Line Items]
Aggregate transaction value			$ 394
Keystone XL | U.S. federal
Property, Plant and Equipment [Line Items]
Goodwill, expected tax deductible amount					14	96
Project Level Credit Facility due June 2021 | Line of credit | Keystone XL
Property, Plant and Equipment [Line Items]
Revolving credit facility, borrowing capacity				$ 4,100						$ 1,600	$ 4,100
Amount				$ 849			1,028	$ 849
Keystone XL
Property, Plant and Equipment [Line Items]
Goodwill and asset impairment charges and other (Notes 7 and 15)					2	24	192
Contractual recoveries					10	571
Remaining contractual recoveries					117	130
Changes in asset impairments						54
Legal obligations and termination accruals					45	48
Proceeds from sales of assets, net of transaction costs					63	25	16
Gain (loss) on disposition of property plant equipment					$ 36	$ 64	0
Keystone XL | Class C Interests | Government of Alberta
Property, Plant and Equipment [Line Items]
Stock issued during period							91
Keystone XL | Liquids Pipelines
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net							175
Goodwill and asset impairment charges and other (Notes 7 and 15)							2,775
Asset impairment charges, net of tax							2,134
Contractual recoveries							693
Repurchase of Class A Interests	$ 633	$ 497
Keystone XL | Liquids Pipelines | Carrying Amount | Power generation and natural gas storage plant, equipment and structures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net							3,301
Keystone XL | Liquids Pipelines | Fair Value
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net							175
Keystone XL | Liquids Pipelines | Fair Value | Power generation and natural gas storage plant, equipment and structures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net							175
Keystone XL | Liquids Pipelines | Fair Value | Under construction
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net							$ 0